Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies.
Commitments and Contingencies

12Commitments and Contingencies

Lease Guarantees

Between 1995 and 1997, the Company sold or spun off a number of subsidiaries, including Bob’s Stores, Linens ‘n Things, and Marshalls. In many cases, when a former subsidiary leased a store, the Company provided a guarantee of the store’s lease obligations. When the subsidiaries were disposed of and accounted for as discontinued operations, the Company’s guarantees remained in place, although each initial purchaser has agreed to indemnify the Company for any lease obligations the Company was required to satisfy. If any of the purchasers or any of the former subsidiaries were to become insolvent and failed to make the required payments under a store lease, the Company could be required to satisfy these obligations. As of December 31, 2017, the Company guaranteed approximately 85 such store leases (excluding the lease guarantees related to Linens ‘n Things, which have been recorded as a liability on the consolidated balance sheet), with the maximum remaining lease term extending through 2029.

Legal Matters

The Company is a party to legal proceedings, investigations and claims in the ordinary course of its business, including the matters described below. The Company records accruals for outstanding legal matters when it believes it is probable that a loss will be incurred and the amount can be reasonably estimated. The Company evaluates, on a quarterly basis, developments in legal matters that could affect the amount of any accrual and developments that would make a loss contingency both probable and reasonably estimable. If a loss contingency is not both probable and estimable, the Company does not establish an accrued liability. None of the Company’s accruals for outstanding legal matters are material individually or in the aggregate to the Company’s financial position.

Except as otherwise noted, the Company cannot predict with certainty the timing or outcome of the legal matters described below, and is unable to reasonably estimate a possible loss or range of possible loss in excess of amounts already accrued for these matters.

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Indiana State District Council of Laborers and HOD Carriers Pension and Welfare Fund v. Omnicare, Inc., et al. (U.S. District Court for the Eastern District of Kentucky). In February 2006, two substantially similar putative class action lawsuits were filed and subsequently consolidated. The consolidated complaint was filed against Omnicare, three of its officers and two of its directors and purported to be brought on behalf of all open-market purchasers of Omnicare common stock from August 3, 2005 through July 27, 2006, as well as all purchasers who bought shares of Omnicare common stock in Omnicare’s public offering in December 2005. The complaint alleged violations of the Securities Exchange Act of 1934 and Section 11 of the Securities Act of 1933 and sought, among other things, compensatory damages and injunctive relief. After dismissals and appeals to the United States Court of Appeals for the Sixth Circuit, the United States Supreme Court remanded the case to the district court. In October 2016, Omnicare filed an answer to plaintiffs’ third amended complaint, and discovery commenced. In August 2017, the plaintiffs moved for class certification, which Omnicare has opposed.

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FTC and Multi-State Investigation. In March 2010, the Company learned that various State Attorneys General offices and certain other government agencies were conducting a multi-state investigation of certain of the Company’s business practices similar to those being investigated at that time by the U.S. Federal Trade Commission (“FTC”). Twenty-eight states, the District of Columbia and the County of Los Angeles are known to be participating in this investigation. The prior FTC investigation, which commenced in August 2009, was officially concluded in May 2012 when the consent order entered into between the FTC and the Company became final. The Company has cooperated with the multi-state investigation.

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United States ex rel. Jack Chin v. Walgreen Company, et al. (U.S. District Court for the Central District of California). In March 2010, the Company received a subpoena from the U.S. Department of Health and Human Services, Office of the Inspector General requesting information about programs under which the Company has offered customers remuneration conditioned upon the transfer of prescriptions for drugs or medications to the Company’s pharmacies in the form of gift cards, cash, non-prescription merchandise or discounts or coupons for non-prescription merchandise. In October 2016, the U.S. District Court for the Central District of California unsealed a qui tam complaint, filed in April 2009 against CVS Pharmacy and other retail pharmacies, alleging that the Company violated the federal False Claims Act, and the False Claims Acts of several states, by offering such programs. The complaint was served on the Company in January 2017. In December 2017, the same court unsealed a second qui tam complaint filed by the same relator in September 2017. The complaint is based on the same factual allegations but asserts a legal theory the Court did not permit him to add to the original case. The federal government has declined intervention in both cases. The Company is defending both lawsuits.

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United States ex rel. Anthony R. Spay v. CVS Caremark Corporation, et al. (U.S. District Court for the Eastern District of Pennsylvania). In January 2012, the court unsealed a first amended qui tam complaint filed in August 2011 by an individual relator, Anthony Spay, who is described in the complaint as having once been employed by a firm providing pharmacy prescription benefit audit and recovery services. The complaint seeks monetary damages and alleges that CVS Caremark’s processing of Medicare claims on behalf of one of its clients violated the federal False Claims Act. The United States declined to intervene in the lawsuit. In September 2015, the Court granted CVS Caremark’s motion for summary judgment in its entirety, and entered judgment in favor of CVS Caremark and against Spay. Spay appealed. In December 2017, the United States Court of Appeals for the Third Circuit affirmed the court’s judgment in favor of CVS Caremark.

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State of Texas ex rel. Myron Winkelman and Stephani Martinson, et al. v. CVS Health Corporation, (Travis County Texas District Court). In February 2012, the Attorney General of the State of Texas issued Civil Investigative Demands and has issued a series of subsequent requests for documents and information in connection with its investigation concerning the CVS Health Savings Pass program and other pricing practices with respect to claims for reimbursement from the Texas Medicaid program. In January 2017, the court unsealed a first amended petition. The amended petition alleges the Company violated the Texas Medicaid Fraud Prevention Act by submitting false claims for reimbursement to Texas Medicaid by, among other things, failing to use the price available to members of the CVS Health Savings Pass program as the usual and customary price. The amended petition was unsealed following the Company’s filing of CVS Pharmacy, Inc. v. Charles Smith, et al. (Travis County District Court), a declaratory judgment action against the State of Texas in December 2016 seeking a declaration that the prices charged to members of the CVS Health Savings Pass program do not constitute usual and customary prices under the Medicaid regulation. The State of Texas is also pursuing temporary injunctive relief.

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Subpoena Concerning PBM Administrative Fees. In March 2014, the Company received a subpoena from the United States Attorney’s Office for the District of Rhode Island, requesting documents and information concerning bona fide service fees and rebates received from pharmaceutical manufacturers in connection with certain drugs utilized under Medicare Part D, as well as the reporting of those fees and rebates to Part D plan sponsors. The Company has been cooperating with the government and providing documents and information in response to the subpoena.

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Corcoran et al. v. CVS Health Corporation (U.S. District Court for the Northern District of California) and Podgorny et al. v. CVS Health Corporation (U.S. District Court for the Northern District of Illinois). These putative class actions were filed against the Company in July and September 2015. The cases were consolidated in United States District Court in the Northern District of California. Plaintiffs seek damages and injunctive relief on behalf of a class of consumers who purchased certain prescription drugs under the consumer protection statutes and common laws of certain states. Several third-party payors filed similar putative class actions on behalf of payors captioned Sheet Metal Workers Local No. 20 Welfare and Benefit Fund v. CVS Health Corp. and Plumbers Welfare Fund, Local 130 v. CVS Health Corporation (both pending in the U.S. District Court for the District of Rhode Island) in February and August 2016. In all of these cases the plaintiffs allege the Company overcharged for certain prescription drugs by not submitting the price available to members of the CVS Health Savings Pass program as the pharmacy’s usual and customary price. In the consumer case (Corcoran), the Court granted summary judgment to CVS on plaintiffs’ claims in their entirety and certified certain subclasses in September 2017. The plaintiffs have filed a notice of appeal to the Ninth Circuit. The Company continues to defend these actions.

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Omnicare DEA Subpoena. In September 2015, Omnicare was served with an administrative subpoena by the U.S. Drug Enforcement Administration (“DEA”). The subpoena seeks documents related to controlled substance policies, procedures, and practices at eight pharmacy locations from May 2012 to the present. In September 2017, the DEA expanded the investigation to include an additional pharmacy. The Company has been cooperating and providing documents in response to this administrative subpoena.

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Omnicare Cycle Fill Civil Investigative Demand. In October 2015, Omnicare received a Civil Investigative Demand from the United States Attorney’s Office for the Southern District of New York requesting information and documents concerning Omnicare’s cycle fill process for assisted living facilities. The Company has been cooperating with the government and providing documents and information in response to the Civil Investigative Demand. In July 2017, Omnicare also received a subpoena from the California Department of Insurance requesting documents on similar subject matter.

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PBM Pricing Civil Investigative Demand. In October 2015, the Company received from the U.S. Department of Justice (the “DOJ”) a Civil Investigative Demand requesting documents and information in connection with a federal False Claims Act investigation concerning allegations that the Company submitted, or caused to be submitted, to the Medicare Part D program prescription drug event data that misrepresented true prices paid by the Company’s PBM to pharmacies for drugs dispensed to Part D beneficiaries with prescription benefits administered by the Company’s PBM. The Company has been cooperating with the government and providing documents and information in response to the Civil Investigative Demand.

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United States ex rel. Sally Schimelpfenig and John Segura v. Dr. Reddy's Laboratories Limited and Dr. Reddy's Laboratories, Inc. (U.S. District Court for the Eastern District of Pennsylvania). In November 2015, the court unsealed a second amended qui tam complaint filed in September 2015. The DOJ declined to intervene in this action. The relators allege that the Company, Walgreens, Wal-Mart, and Dr. Reddy’s Laboratories violated the federal and various state False Claims Acts by dispensing prescriptions in unit dose packaging supplied by Dr. Reddy’s that was not compliant with the Consumer Product Safety Improvement Act and the Poison Preventive Packaging Act and thereby allegedly rendering the drugs misbranded under the Food, Drug and Cosmetic Act. In March 2017, the Court granted the Company's motion to dismiss with leave to file an amended complaint. In June 2017, the Company moved to dismiss relators’ third amended complaint.

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Barchock et al. v. CVS Health Corporation, et al. (U.S. District Court for the District of Rhode Island). In February 2016, a class action lawsuit was filed against the Company, the Benefit Plans Committee of the Company, and Galliard Capital Management, Inc., by Mary Barchock, Thomas Wasecko, and Stacy Weller, purportedly on behalf of the 401(k) Plan and the Employee Stock Ownership Plan of the Company (the “Plan”), and participants in the Plan. The complaint alleged that the defendants breached fiduciary duties owed to the plaintiffs and the Plan by investing too much of the Plan’s Stable Value Fund in short-term money market funds and cash management accounts. The court recently granted the Company’s motion to dismiss the plaintiffs’ amended complaint. In May 2017, plaintiffs appealed that ruling in the United States Court of Appeals for the First Circuit.

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State of California ex rel. Matthew Omlansky v. CVS Caremark Corporation (Superior Court of the State of California, County of Sacramento). In April 2016, the court unsealed a first amended qui tam complaint filed in July 2013. The government has declined intervention in this case. The relator alleges that the Company submitted false claims for payment to California Medicaid in connection with reimbursement for drugs available through the CVS Health Savings Pass program as well as certain other generic drugs. The case has been stayed pending the relator’s appeal of the judgment against him in a similar case against another retailer.

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Retail DEA Matters. The Company has been also undergoing several audits by the DEA Administrator and is in discussions with the DEA and the U.S. Attorney’s Offices in several locations concerning allegations that the Company has violated certain requirements of the Controlled Substance Act.

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National Opioid Litigation. In December 2017, the United States Judicial Panel on Multidistrict Litigation ordered consolidated numerous cases filed against various defendants by plaintiffs such as counties, cities, hospitals, Indian tribes, and third-party payors, alleging claims generally concerning the impacts of widespread opioid abuse. The consolidated multidistrict litigation is In re National Prescription Opiate Litigation (MDL No. 2804), pending in the U.S. District Court for the Northern District of Ohio. This multidistrict litigation presumptively includes relevant federal court cases that name the Company, including actions filed by several counties in West Virginia; actions filed by several counties and cities in Michigan; actions filed by hospitals in Florida and Mississippi; and an action filed by the St. Croix Chippewa Indians of Wisconsin. Similar cases that name the Company in some capacity have been filed in state courts, including cases filed by Shelby County, Tennessee, Shelby County (Tennessee) v. Purdue Pharma, L.P., et al. (Shelby County Circuit Court, No. CT-004500-17), and several counties in West Virginia, Brooke County (West Virginia) et al. v. Purdue Pharma, L.P., et al. (Marshall County Circuit Court, Nos. 17-C-248 – 17-C-255). The Company is defending all such matters.

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Cherokee Nation Opioid Litigation. In April 2017, the Company was named as a defendant in an action filed on behalf of the Cherokee Nation in the District Court of Cherokee Nation (the “Cherokee Action”) asserting various causes of action allegedly arising from the widespread abuse of opioids. In June 2017, the Company filed a motion to dismiss the Cherokee Action. The Cherokee Nation has since filed an amended petition in the Cherokee Action. Also in June 2017, the six defendants in the Cherokee Action collectively filed a complaint in the U.S. District Court for the Northern District of Oklahoma, McKesson, et al. v. Hembree, et al., seeking a declaration and preliminary injunction prohibiting the District Court of Cherokee Nation from exercising jurisdiction over the Cherokee Action. In January 2018, the U.S. District Court granted the preliminary injunction motion and issued an order enjoining the Cherokee Nation Attorney General and the judicial officers of the Cherokee Nation District Court from taking any action with respect to the Cherokee Action pending resolution of the federal court case.

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State of Mississippi v. CVS Health Corporation, et al. (Chancery Court of DeSoto County, Mississippi, Third Judicial District). In July 2016, the Company was served with a complaint filed on behalf of the State of Mississippi alleging that CVS retail pharmacies in Mississippi submitted false claims for reimbursement to Mississippi Medicaid by not submitting the price available to members of the CVS Health Savings Pass program as the pharmacy’s usual and customary price. The Company has responded to the complaint, filed a counterclaim, and moved to transfer the case to circuit court. The motion to transfer was granted, which the State has appealed, and the motion to dismiss remains pending.

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Part B Insulin Products Civil Investigative Demand. In December 2016, the Company received a Civil Investigative Demand from the U.S. Attorney’s Office for the Northern District of New York, requesting documents and information in connection with a False Claims Act investigation concerning whether the Company’s retail pharmacies improperly submitted certain insulin claims to Medicare Part D rather than Part B. The Company has cooperated with the government and provided documents and information in response to the Civil Investigative Demand.

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Cold Chain Logistics Civil Investigative Demand. In September 2016, the Company received from the DOJ a Civil Investigative Demand in connection with an investigation as to whether the Company’s handling of certain temperature-sensitive pharmaceuticals violates the federal Food, Drug and Cosmetic Act and the False Claims Act. The Company has been cooperating with the government and providing documents and information in response to the Civil Investigative Demand.

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Amburgey, et al. v. CaremarkPCS Health, L.L.C. (U.S. District Court for the Central District of California). In March 2017, the Company was served with a complaint challenging the policies and procedures used by CVS Specialty pharmacies to ship temperature-sensitive medications. The case is similar to a matter already pending against the Company in the Superior Court of California (Los Angeles County), Bertram v. Immunex Corp., et al., which was filed in October 2014. In November 2017, the plaintiffs voluntarily dismissed the Amburgey case without prejudice. The Company continues to defend the Bertram matter.

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Barnett, et al. v. Novo Nordisk Inc., et al. and Boss, et al. v. CVS Health Corporation, et al., and Christensen, et al., v. Novo Nordisk Inc. et al., (all pending in the U.S. District Court for the District of New Jersey). These putative class actions were filed against the Company and other PBMs and manufacturers of insulin in March and April 2017. Plaintiffs in all cases allege that the PBMs and manufacturers have engaged in a conspiracy whereby the PBMs sell access to their formularies by demanding the highest rebates, which in turn causes increased list prices for insulin. The primary claims are antitrust claims, claims under the Racketeer Influenced and Corrupt Organizations Act (“RICO”), violations of state unfair competition and consumer protection laws and in Boss, claims pursuant to the Employee Retirement Income Security Act (“ERISA”). In December 2017, the attorney appointed as interim lead counsel in Barnet, Boss and Christensen filed a consolidated amended class action complaint in a related action, In re Insulin Pricing Litigation, against only the drug manufacturers, and not against the PBMs.

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Insulin Products Investigation. In April 2017, the Company received a Civil Investigative Demand from the Attorney General of Washington, seeking documents and information regarding pricing and rebates for insulin products in connection with a pending investigation into unfair and deceptive acts or practice regarding insulin pricing. We have been notified by the Office of the Attorney General of Washington that information provided in response to the Civil Investigative Demand will be shared with the Attorneys General of California, Florida, Minnesota, New Mexico and the District of Columbia. In July 2017, the Company received a Civil Investigative Demand from the Attorney General of Minnesota, seeking documents and information regarding pricing and rebates for insulin and epinephrine products in connection with a pending investigation into unfair and deceptive acts or practices regarding insulin and epinephrine pricing.

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Bewley, et al. v. CVS Health Corporation, et al. and Prescott, et al. v. CVS Health Corporation, et al. (both pending in the U.S. District Court for the Western District of Washington). These putative class actions were filed in May 2017 against the Company and other pharmacy benefit managers and manufacturers of glucagon kits (Bewley) and diabetes test strips (Prescott). Both cases allege that, by contracting for rebates with the manufacturers of these diabetes products, the Company and other PBMs caused list prices for these products to increase, thereby harming certain consumers. The primary claims are made under federal antitrust laws, RICO, state unfair competition and consumer protection laws, and ERISA. These cases have both been transferred to the United States District Court for the District of New Jersey on defendants’ motions. The Company is defending these lawsuits.

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Klein, et al. v. Prime Therapeutics, et al. (U.S. District Court for the District of Minnesota). In June 2017, a putative class action complaint was filed against the Company and other pharmacy benefit managers on behalf of ERISA plan members who purchased and paid for EpiPen or EpiPen Jr. Plaintiffs allege that the pharmacy benefit managers are ERISA fiduciaries to plan members and have violated ERISA by allegedly causing higher inflated prices for EpiPen through the process of negotiating increased rebates from EpiPen manufacturer, Mylan. The Company is defending this lawsuit.

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Medicare Part D Civil Investigative Demand. In May 2017, the United States Attorney’s Office for the Southern District of New York issued a Civil Investigative Demand to the Company concerning possible false claims submitted to Medicare in connection with reimbursements for prescription drugs under the Medicare Part D program. The Company has been cooperating with the government and providing documents and information in response to the Civil Investigative Demand.

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Shareholder Matters. In August and September 2017, four complaints were filed by putative derivative plaintiffs against certain officers and directors of the Company. Three of those actions, Sherman v. Merlo, et al., Feghali v. Merlo, et al., and Banchalter v. Merlo, et al., were filed in the U.S. District Court for the District of Rhode Island. A fourth, Boron v. Bracken, et al., was filed in Rhode Island Superior Court. These matters assert a variety of causes of action, including breach of fiduciary duty, waste of corporate assets, unjust enrichment, civil conspiracy and violation of Section 14(a) of the Exchange Act, and are premised on the allegation that the defendants approved business plans that exposed the Company to various litigations and investigations. The three federal matters have been stayed pending resolution of certain of the underlying matters, and the Company has filed a motion to stay the state court action.

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MSP Recovery Claims Series, LLC, et al. v. CVS Health Corporation, et al. (U.S. District Court for the Western District of Texas). In September 2017, a putative class action complaint was filed against the company, Express Scripts, Inc., and the manufacturers of insulin on behalf of assignees of claims of Medicare Advantage Organizations. Plaintiffs assert that the PBMs and manufacturers have engaged in a conspiracy whereby the PBMs sell access to their formularies by demanding the highest rebates, which in turn causes increased list prices for insulin. The plaintiffs assert claims on behalf of two putative classes: (1) all Medicare C payors and (2) all Medicare D payors. The complaint asserts claims under RICO, and for common law fraud and unjust enrichment.

The Company is also a party to other legal proceedings, government investigations, inquiries and audits, and has received and is cooperating with subpoenas or similar process from various governmental agencies requesting information, all arising in the normal course of its business, none of which is expected to be material to the Company. The Company can give no assurance, however, that its business, financial condition and results of operations will not be materially adversely affected, or that the Company will not be required to materially change its business practices, based on: (i) future enactment of new health care or other laws or regulations; (ii) the interpretation or application of existing laws or regulations as they may relate to the Company’s business, the pharmacy services, specialty pharmacy, retail pharmacy, long-term care pharmacy or retail clinic industries or to the health care industry generally; (iii) pending or future federal or state governmental investigations of the Company’s business or the pharmacy services, specialty pharmacy, retail pharmacy, long-term care pharmacy or retail clinic industry or of the health care industry generally; (iv) pending or future government enforcement actions against the Company; (v) adverse developments in any pending qui tam lawsuit against the Company, whether sealed or unsealed, or in any future qui tam lawsuit that may be filed against the Company; or (vi) adverse developments in pending or future legal proceedings against the Company or affecting the pharmacy services, specialty pharmacy, retail pharmacy, long-term care pharmacy or retail clinic industry or the health care industry generally.